Investment Objectives and Goals - Capital Group International Core Equity ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group International Core Equity ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.